Business acquisitions and development projects - Acquisition of Park Water System (Details) $ in Thousands		12 Months Ended
	Jan. 08, 2016 USD ($) water_utility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill (note 6)		$ 954,282	$ 228,377	$ 79,836
Park Water Company
Business Acquisition [Line Items]
Business combination, purchase price	$ 249,540
Business combination, liabilities incurred	$ 91,750
Number of regulated water utilities | water_utility	3
Working capital	$ 1,439
Property, plant and equipment	244,013
Notes receivable	1,259
Goodwill (note 6)	148,541
Regulatory assets	38,553
Other assets	131
Long-term debt	(103,701)
Regulatory liabilities	(2,656)
Pension and OPEB	(13,249)
Deferred income tax liability, net	(36,399)
Other liabilities	(28,391)
Total net assets acquired	$ 249,540
Revenue		70,746	73,201
Pre-tax net earnings		$ 13,808	$ 19,297
Weighted Average | Park Water Company
Business Acquisition [Line Items]
Estimated useful lives	40 years